Concentrations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Concentrations [Line Items]
Customer revenue	$ 120,000	$ 73,548		$ 344,018
Customer deposits	24,314		$ 36,693	$ 10,172
Customer representing revenue			234,800
Largest Customer [Member]
Concentrations [Line Items]
Receivables	49		49
Customer deposits
Due from customer			$ 7,500
Customer Concentration Risk [Member] | Largest Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage	10.00%	16.00%	34.00%	54.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage				45.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage				9.00%
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Three Suppliers [Member]
Concentrations [Line Items]
Revenue percentage	66.00%	65.00%	73.00%	64.00%